Stock Based Compensation Plans (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Stock Option Transactions
	2021		2020
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	4,629,565	$ 2.36	4,369,565	$ 3.09
Options granted	50,000	1.61	260,000	1.72
Options expired	(444,922)	1.85	-	-
Options outstanding - end of period	4,234,643	$ 2.41	4,629,565	$ 2.36

Options exercisable - end of period	4,189,641	$ 2.42	4,539,564	$ 2.38

Stock Options Oustanding and Exercisable
	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.61 - $1.93	435,000	$1.77	$ 0	8.03	389,998	$1.78	$ 0	7.92
$2.39 - $2.39	3,369,643	$2.39	0	5.38	3,369,643	$2.39	0	5.38
$3.15 - $3.26	430,000	$3.21	0	3.21	430,000	$3.21	0	3.21
$1.61 - $3.26	4,234,643	$2.41	$ 0	5.43	4,189,641	$2.42	$ 0	5.39